Cover	Sep. 15, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2026
Entity File Number	001-41988
Entity Registrant Name	IB Acquisition Corp.
Entity Central Index Key	0001998781
Entity Tax Identification Number	85-2946784
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1200 N Federal Highway
Entity Address, Address Line Two	Suite 215
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33432
City Area Code	(214)
Local Phone Number	687-0020
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	IBAC
Security Exchange Name	NASDAQ
Rights, each entitling the holder to receive one-twentieth of one share of common stock
Title of 12(b) Security	Rights, each entitling the holder to receive one-twentieth of one share of common stock
Trading Symbol	IBACR
Security Exchange Name	NASDAQ